Depreciation and Amortization	12 Months Ended
Dec. 31, 2018
Depreciation And Amortization [Abstract]
Depreciation and Amortization

(11) Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statements of Income. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Income are:

	Year Ended December 31,
	2018	2017	2016
Direct expenses	$212,585	$196,107	$191,169
General and administrative expenses	4,134	4,151	3,650
Corporate expenses	8,542	10,846	10,139
	$225,261	$211,104	$204,958